CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Class A ordinary shares shares	Class B ordinary shares CNY (¥) shares	Ordinary shares CNY (¥) shares	Preferred Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Subscription receivables CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Total Weidai Ltd shareholders' equity CNY (¥)	Total Weidai Ltd shareholders' equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2015			¥ 1		¥ 464,075		¥ (121,951)			¥ (293,937)		¥ 48,188				¥ 48,188
Balance (in shares) at Dec. 31, 2015 | shares			48,392,050	14,024,300
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital injection by shareholders							¥ 121,951					121,951		¥ 2,000		123,951
Modification of Series A, A+ and B preferred shares					(28,049)					(861)		(28,910)				(28,910)
Modification of Series A, A+ and B preferred shares (in shares) | shares				(14,024,300)
Accretion to redemption value of Series C redeemable convertible preferred shares										(120,000)		(120,000)				(120,000)
Modification of Series A preferred shares																(861)
Share-based compensation					32,326							32,326				32,326
Net income										291,029		291,029				291,029	$ 291,029
Reversal of accretion on Series C preferred shares										(120,000)		(120,000)				(120,000)
Balance at Dec. 31, 2016			¥ 1		468,352					(123,769)		344,584		2,000		346,584
Balance (in shares) at Dec. 31, 2016 | shares			48,392,050
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared										(32,228)		(32,228)				(32,228)
Acquisition of noncontrolling interests														(2,000)		(2,000)
Net income										474,821		474,821				474,821
Balance at Dec. 31, 2017			¥ 1		468,352					318,824		787,177				787,177
Balance (in shares) at Dec. 31, 2017 | shares			48,392,050
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Modification of Series A preferred shares (in shares) | shares				9,146,250
Conversion of ordinary shares to Class B ordinary shares		¥ 1	¥ (1)
Conversion of ordinary shares to Class B ordinary shares (in shares) | shares		35,071,400	(35,071,400)
Conversion of ordinary shares to Class A ordinary shares			¥ 0
Conversion of ordinary shares to Class A ordinary shares (in shares) | shares	13,320,650		(13,320,650)
Conversion of preferred shares to Class A ordinary shares				¥ (18,856)	268,910							250,054				250,054
Conversion of preferred shares to Class A ordinary shares (in shares) | shares		17,098,700		(9,146,250)
Issuance of ordinary shares upon Initial Public Offering ("IPO") and underwriters' exercise of over-allotment, net of issuance costs					286,403							286,403				286,403
Issuance of ordinary shares upon Initial Public Offering ("IPO") and underwriters' exercise of over-allotment, net of issuance costs (in shares) | shares		4,956,427
Share-based compensation					147,291							147,291				147,291
Establishment of a subsidiary														4,900		4,900
Acquisition of a subsidiary														615		615
Foreign currency translation adjustment								¥ (2,700)				(2,700)				(2,700)
Net income										601,619		601,619		3,011		604,630	87,939
Balance at Dec. 31, 2018		¥ 1			¥ 1,170,956	$ 170,308		¥ (2,700)	$ (393)	¥ 1,040,443	$ 151,326	¥ 2,208,700	$ 321,241	¥ 8,526	$ 1,240	¥ 2,217,226	$ 322,481
Balance (in shares) at Dec. 31, 2018 | shares	35,375,777	35,071,400